RISK MANAGEMENT (Details 15) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)	$ (906,903,000)	$ (482,497,000)	$ (40,584,000)
Impact of Change in Interest Rate (in MUS)	(105,000)	(40,000)	(3,000)
Impact of Change in Interest Rate (in MCh)	(64,472,000)	(26,929,000)	(1,967,000)
Impact of Change in Prices (in MUS)	(17,000)	(151,000)
Impact of Change in Prices (in MCh)	(10,496,000)	(100,659,000)
Total Impact on Exchange Rate (in MUS)	(122,000)	(191,000)	(3,000)
Total Impact on Exchange Rate (in MCh)	(74,968,000)	(127,589,000)	(1,967,000)
CLP
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)	(386,979,000)	(293,337,000)	(9,665,000)
Impact of Change in Interest Rate (in MUS)	(37,010)	(14,000)	(1,000)
Impact of Change in Interest Rate (in MCh)	(22,745,000)	(9,211,000)	(242,000)
CLF
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)	(245,812,000)	41,167,000	(30,919,000)
Impact of Change in Interest Rate (in MUS)	(47,620)	(15,000)	(2,000)
Impact of Change in Interest Rate (in MCh)	(29,261,000)	(10,029,000)	(1,725,000)
COP
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)	(225,321,000)	(152,241,000)
Impact of Change in Interest Rate (in MUS)	(17,500)	(8,000)
Impact of Change in Interest Rate (in MCh)	(10,766,000)	(5,588,000)
Impact of Change in Prices (in MUS)	(9,000)	(150,000)
Impact of Change in Prices (in MCh)	(5,621,000)	(100,390,000)
UVR
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)
Impact of Change in Interest Rate (in MUS)
Impact of Change in Interest Rate (in MCh)
United States of America, Dollars
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)	(48,791,000)	(77,927,000)
Impact of Change in Interest Rate (in MUS)	(2,770)	(3,000)
Impact of Change in Interest Rate (in MCh)	(1,700,000)	(2,094,000)
Impact of Change in Prices (in MUS)	(8,000)	(1,000)
Impact of Change in Prices (in MCh)	(4,875,000)	(269,000)
Other Currencies [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Potential Impact on Equity DV01 (+1 bp)		(159,000)
Impact of Change in Interest Rate (in MUS)
Impact of Change in Interest Rate (in MCh)		$ (7,000)
Impact of Change in Prices (in MUS)
Impact of Change in Prices (in MCh)